Allmerica Financial Life Insurance and Annuity Company
Office of the General Counsel
440 Lincoln Street, N-435
Worcester, MA 01653

VIA EDGAR

May 5, 2003

U.S. Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington D.C. 20549

RE:  ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
     REGISTRATION STATEMENT FILED ON FORM N-4
     ----------------------------------------

     SEPARATE ACCOUNT VA-P (PIONEER VISION) FILE NOS. 33-85916/811-8848

     SEPARATE ACCOUNT VA-K (EXEC ANNUITY PLUS/ALLMERICA ADVANTAGE)
                           FILE NOS. 33-39702/811-6293
     SEPARATE ACCOUNT VA-K (DELAWARE MEDALLION III)
                           FILE NOS. 33-44830/811-6293

     SEPARATE ACCOUNT KG (SCUDDER GATEWAY ELITE) FILE NOS. 333-9965/811-7767 SEPARATE ACCOUNT KG (SCUDDER GATEWAY PLUS) FILE NOS. 333-81019/811-7767

     ALLMERICA SELECT SEPARATE ACCOUNT (SELECT RESOURCE)
                           FILE NOS. 33-47216/811-06632
     ALLMERICA SELECT SEPARATE ACCOUNT (SELECT REWARD)
                           FILE NOS. 333-78245/811-06632

Dear Sir/Madam:

Pursuant to Rule 497(j) under the 1933 Act, Registrant certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of this section would not have differed from that contained in the most recent registration statement or amendment, and that the text of the most recent registration statement or amendment has been filed electronically.

No copies of the cross-reference sheet are being filed because it has not been amended.

If you have any questions or would like further information, please call me at (508) 855-4194.

Very truly yours,

/s/ Sheila B. St. Hilaire

Sheila B. St. Hilaire
Assistant Vice President & Counsel